Business acquisitions and development projects - Acquisition of Luning Solar Facility (Details) CAD in Thousands, $ in Thousands	Feb. 17, 2017 USD ($)	Feb. 15, 2017 USD ($) MWac	Dec. 31, 2016 USD ($)	Feb. 15, 2017 CAD
Luning Solar Facility
Business Acquisition [Line Items]
Business combination, purchase price | $		$ 111
Working capital				CAD 198
Property, plant and equipment				145,045
Asset retirement obligation				(714)
Non-controlling interest (tax equity)				(50,548)
Total net assets acquired				CAD 93,981
Luning Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac		50
Partnership | Tax Investor | Luning Solar Facility
Business Acquisition [Line Items]
Partnership agreement, funded amount | $	$ 31,212		$ 7,826